Property and Equipment, Net (Details) - JPY (¥) ¥ in Thousands	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Property and Equipment, Net [Abstract]
Depreciation expenses	¥ 99	¥ 99